SIGNIFICANT ACCOUNTING POLICIES - Schedule of Intangible Assets (Details) - Top of range	12 Months Ended
Dec. 31, 2019
Water and sewage concession rights
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	40 years
Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	20 years
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	10 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	30 years
Value of insurance contracts acquired
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	15 years
Patents and trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	40 years
Proprietary technology
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	20 years
Product development costs
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	5 years
Distribution networks
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	25 years
Loyalty program
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods	15 years